Note 2 - Earnings Per Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number (in Shares)	79,693	88,774	89,077
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 17.55	$ 17.55	$ 22.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 40.24	$ 40.24	$ 40.24
Incremental Common Shares Attributable to Share-based Payment Arrangements (in Shares)	4,972		608
Incremental Common Shares Attributable to Call Options and Warrants (in Shares)	12,419
Share Price	$ 16
Stock Options [Member]
Incremental Common Shares Attributable to Share-based Payment Arrangements (in Shares)	8,875		9,561